Grayscale Bitcoin Adopters ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 9.7%
Angel Studios, Inc. (a)	1,778	$5,423
Boyaa Interactive International Ltd.	20,000	6,786
Nexon Co. Ltd.	6,000	110,466
Rumble, Inc. (a)	1,114	5,681
Trump Media & Technology Group Corp. (a)	14,634	135,803
Wemade Co. Ltd.	433	5,838
		269,997

Consumer Discretionary - 35.4% (b)
Cango, Inc. - Class A (a)(c)	9,967	4,096
Convano, Inc.	8,100	5,651
GameStop Corp. - Class A (a)	5,751	132,503
MercadoLibre, Inc. (a)	79	136,593
Metaplanet, Inc. (a)	67,300	124,371
NET Holding AS (a)	6,239	5,434
Tesla, Inc. (a)	1,545	574,354
		983,002

Energy - 0.6%
Alliance Resource Partners LP	585	16,175

Financials - 18.7%
Block, Inc. (a)	2,165	130,290
Bullish (a)(c)	3,349	119,660
Coinbase Global, Inc. - Class A (a)	660	115,242
Coinshares International Ltd.	546	4,144
Galaxy Digital, Inc. - Class A (a)	6,104	112,619
Gemini Space Station, Inc. - Class A (a)	2,055	9,083
Procap Financial, Inc. (a)	4,618	9,744
Virtu Financial, Inc. - Class A	413	18,164
		518,946

Health Care - 3.3%
Prenetics Global Ltd. (a)	275	5,313
Strive, Inc. (a)	8,601	86,182
		91,495

Industrials - 0.8%
Aker ASA - Class A	201	22,079

Information Technology - 31.2% (b)
American Bitcoin Corp. (a)	4,574	4,228
Bitfarms Ltd. (a)	1,912	3,728
BitMine Immersion Technologies, Inc.	207	4,095
Canaan, Inc. - ADR (a)(c)	13,636	5,888
Cipher Digital, Inc. (a)	762	9,807
Cleanspark, Inc. (a)	5,079	43,222
Core Scientific, Inc. (a)	1,165	17,429
Exodus Movement, Inc. - Class A (a)(c)	724	4,706
Figma, Inc. - Class A (a)	1,724	36,445
Hive Digital Technologies Ltd. (a)	2,102	3,994
Hut 8 Corp. (a)	1,390	65,205
MARA Holdings, Inc. (a)(c)	8,264	67,434
Remixpoint, Inc.	4,200	5,835
Riot Platforms, Inc. (a)	5,120	63,283
Strategy, Inc. - Class A (a)	4,259	531,523
		866,822

Materials - 0.2%
S Crypto Energy, Inc. (a)	8,400	5,650
TOTAL COMMON STOCKS (Cost $3,765,431)		2,774,166

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	201,019	201,019
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $201,019)		201,019

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.58% (d)	5,955	5,955
TOTAL MONEY MARKET FUNDS (Cost $5,955)		5,955

TOTAL INVESTMENTS - 107.3% (Cost $3,972,405)		2,981,140
Liabilities in Excess of Other Assets - (7.3)%		(202,655)
TOTAL NET ASSETS - 100.0%		$2,778,485

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt ASA - Advanced Subscription Agreement
LP - Limited Partnership
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $206,450.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Grayscale Bitcoin Adopters ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,774,166	$–	$–	$2,774,166
Investments Purchased with Proceeds from Securities Lending	201,019	–	–	201,019
Money Market Funds	5,955	–	–	5,955
Total Investments	$2,981,140	$–	$–	$2,981,140

Refer to the Schedule of Investments for further disaggregation of investment categories.